Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 17. Subsequent Events
The Company has evaluated subsequent events through March 11, 2025, the date on which these consolidated financial statements were available to be issued and has determined that the following subsequent events are reportable other than those disclosed elsewhere in the consolidated financial statements.
On January 13, 2025, the Company consummated the Merger (See Note 1 “Description of Business”).
On January 13, 2025, the Company entered into an advisory agreement, for a term of twelve months, related to a private placement backstop financing or other financings of the Company of equity or equity-linked securities with respect to the Company’s Merger. Under the terms of the agreement, the advisory fee of $0.5 million for capital market advisory services is due (1) $0.3 million upon the closing of the Merger with fifty-percent paid in cash and fifty percent paid in common stock of New Blaize; and 0.2 million paid in two equal quarterly installments due at the end of each calendar quarter following the Merger with fifty percent of each quarterly payment being paid in cash and fifty precent paid in common stock of the Company. In addition, the Company entered into a warrant agreement, for a nominal upfront value, which allows the advisor to purchase 50 000 shares of common stock at a price of $11.50 per share for a term of five years. On February 10, 2025, New Blaize issued the 50,000 common stock warrants.
During January 2025 the Company received $15.4 million in funding in accordance with the PIPE Subscription Agreements (see Note 1).

BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than:
Business Combination
On January 13, 2025, pursuant to the terms and subject to the conditions set forth in the Merger Agreement, following the Special Meeting the Business Combination was consummated (see Note 1).

Approval to List Common Stock
On January 13, 2025, following the Closing, the Company issued a press release announcing that the Company had been approved to list its common stock and warrants on The Nasdaq Stock Market under the symbols “BZAI” and “BZAIW”.
PIPE Subscription Agreements
Between December 31, 2024 and January 13, 2025, in connection with the Business Combination, the Company and Legacy Blaize entered into subscription agreements (the “PIPE Subscription Agreements”) with certain unaffiliated third-party investors and Burkhan (each, a “PIPE Investor” and collectively, the “PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell to the PIPE Investors, and the PIPE Investors agreed to subscribe for and purchase 1,540,300 shares of the Company’s common stock, par value $0.0001 per share (“PIPE Shares”) at a purchase price of $10.00 per share for an aggregate purchase price of $15,403,000, in a private placement (each, a “PIPE Investment” and collectively, the “PIPE Investments”).
On January 13, 2025, immediately following the Closing, the Company issued 1,540,300 shares of Common Stock, at a price of $10.00 per share for aggregate PIPE Investments of $15,403,000 in accordance with the terms of the PIPE Subscription Agreements. The shares of common stock issued in the PIPE Investments were offered in a private placement under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the PIPE Subscription Agreements
Under the terms of the PIPE Subscription Agreements, the Company was obligated to file a registration statement to register for the resale of all the PIPE Shares within forty-five (45) calendar days of the Closing, and to use its commercially reasonable efforts to cause such registration statement to become effective as soon as practicable after the filing there of. On January 17, 2025, we filed a Registration Statement on Form
S-1
to register the resale of such PIPE Shares.
Registration Rights Agreements
On January 13, 2025, immediately following the Closing, the Company and certain stockholders of Legacy Blaize, the Sponsor and BurTech, entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed to file shelf registration statements with respect to the registrable securities under the Registration Rights Agreements within thirty (30) calendar days of the Closing. These certain stockholders of Legacy Blaize, the Sponsor and BurTech may each request to sell all or any portion of their registrable securities in an underwritten offering up to two times total and up to twice in any
12-month
period, so long as the total offering price is reasonably expected to exceed $50,000,000. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text, filed as exhibit 10.1 to the Company’s Current Reports on Form
8-K,
filed with the SEC on January 17, 2025.
On January 13, 2025, immediately following the Closing, the Company and certain stockholders of Legacy Blaize, entered into a registration rights agreement (the “Ava Registration Rights Agreement”), pursuant to which the Company agreed to file a shelf registration statement with respect to the registrable securities under the Registration Rights Agreement within four (4) business days of the Closing. These certain Legacy Blaize stockholders may each request to sell all or any portion of their registrable securities in an underwritten offering up to two times total and up to twice in any
12-month
period, so long as the total offering price is reasonably expected to exceed $25,000,000. The Ava Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text, filed as exhibit 10.11 to the Company’s Current Reports on Form
8-K,
filed with the SEC on January 17, 2025.
Advisory Agreement
On January 13, 2025, the Company entered into an advisory agreement, for a term of twelve months, related to a private placement backstop financing or other financings of the Company of equity or equity-linked securities with respect to the Company’s Merger. Under the terms of the agreement, the advisor receives an advisory fee of $500,000 for capital market advisory services, of which $300,000 was due upon the Closing, with fifty percent paid in cash and fifty percent paid in common stock of the Company, and $200,000 is due to be paid in two equal installments due at the end of each calendar quarter following the Closing, with each payment being paid fifty percent in cash and fifty percent paid in common stock of the Company.
In addition, the Company entered into a warrant agreement with the same party, for a nominal upfront value. The agreement allowed for the advisor to purchase 50,000 shares of common stock at $11.50 per share for a term of five years. On February 10, 2025, Blaize issued the 50,000 common stock warrants.

Litigation
On April 7, 2025, Jefferies commenced a lawsuit against the Company in the Supreme Court of the State of New York, County of New York, seeking summary judgment in lieu of complaint, which is further discussed in Note 6, “Commitments and Contingencies”.